Cover	12 Months Ended
Mar. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Annual Report on Form 20-F of Zhong Yuan Bio-Technology Holdings Limited (the “Company” or the “Registrant”) amends the Company’s Annual Report on Form 20-F for the fiscal year ended March 31, 2022 that was originally filed with the Securities and Exchange Commission (the “SEC”) on September 26, 2022 (the “Original Form 20-F"). This Amendment No. 1 is being filed to correct certain typographical errors on the Consolidated Balance Sheet as of March 31, 2022, the Consolidated Statement of Operations and Comprehensive Loss for the year ended March 31, 2022 and the Consolidated Statement of Change in Equity for the year ended March 31, 2022 on pages F-6, F-7 and F-8, respectively, of the Original Form 20-F.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--03-31
Entity File Number	000-55631
Entity Registrant Name	ZHONG YUAN BIO-TECHNOLOGY HOLDINGS LIMITED
Entity Central Index Key	0001672886
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Suite 901
Entity Address, Address Line Two	Tesbury Centre
Entity Address, Address Line Three	28 Queen’s Road East
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	17,547,118
Auditor Name	K.R.MARGETSON LTD.
Auditor Location	Canada
Auditor Firm ID	1212
Centurion ZD CPA & Co. [Member]
Entity Addresses [Line Items]
Auditor Name	Centurion ZD CPA & Co.
Auditor Location	Hong Kong
Auditor Firm ID	2769
Business Contact [Member]
Entity Addresses [Line Items]
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Suite 901
Entity Address, Address Line Two	Tesbury Centre
Entity Address, Address Line Three	28 Queen’s Road East
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	2919-8916
Contact Personnel Name	CHANG TingTing
Contact Personnel Email Address	tinachang@zybioholdings.com